Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

Statutory U.S. federal income tax rate	(21.0)%
Change in Valuation Allowance	21.0%
Effective tax rate	0.0%

Schedule of deferred income tax assets

	2022	2021
Deferred Tax Assets:
Net Operating Losses	$1,611,487	$146,578
Other	1,962	—
Stock-based compensation	186,611	197,895
Total deferred tax assets	1,800,060	344,473

Deferred Tax Liabilities	—	—

Valuation Allowance	(1,800,060)	(344,473)

Net deferred tax assets	$—	$—